UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6
Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2020
Date of reporting period:	2/29/2020

Item 1 – Reports to Stockholders

PGIM CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 29, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 29, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 29, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM California Muni Income Fund

April 15, 2020

PGIM California Muni Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/29/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception
Class A	2.99	5.89	2.92	4.21	—
Class B	2.73	3.90	3.04	4.23	—
Class C	2.58	7.58	2.81	3.80	—
Class Z	3.10	9.67	3.84	4.82	—
Class R6	3.09	9.68	N/A	N/A	5.32 (10/26/17)
Bloomberg Barclays Municipal Bond Index
	3.04	9.46	—	—	—
Bloomberg Barclays California Municipal Bond Index
	3.05	9.75	—	—	—

Average Annual Total Returns as of 2/29/20 Since Inception (%)
Class R6 (10/26/17)
Bloomberg Barclays Municipal Bond Index	5.32
Bloomberg Barclays California Municipal Bond Index	5.33

* Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6
Maximum initial sales charge	For purchases prior to July 15, 2019: 4.00% of the public offering price. For purchases on/after July 15, 2019: 3.25% of the public offering price.	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	For purchases prior to July 15, 2019: 1.00% on sales of $1 million or more made within 12 months of purchase. For purchases on/after July 15, 2019: 1.00% on sales of $500,000 or more made within 12 months of purchase.	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays California Municipal Bond Index—The Bloomberg Barclays California Municipal Bond Index is an unmanaged index of long-term investment-grade California municipal bonds. It gives a broad look at how long-term investment-grade California municipal bonds have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

PGIM California Muni Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/29/20 (%)
AAA	7.5
AA	39.7
A	18.5
BBB	19.0
BB	2.6
B	0.2
CC	0.4
Not Rated	9.6
Cash/Cash Equivalents	2.5
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/29/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.15	0.73	1.34	1.42	0.73	1.34	1.42
Class B	0.12	0.25	0.46	0.49	–1.07	–1.96	–2.08
Class C	0.11	–0.04	–0.07	–0.08	–0.04	–0.07	–0.08
Class Z	0.16	0.94	1.72	1.83	0.94	1.72	1.83
Class R6	0.16	0.94	1.72	1.83	0.69	1.26	1.34

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 29, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM California Muni Income Fund	7

Fees and Expenses

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM California Muni Income Fund		Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,029.90	0.91%	$4.59
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57
Class B	Actual	$1,000.00	$1,027.30	1.42%	$7.16
	Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12
Class C	Actual	$1,000.00	$1,025.80	1.72%	$8.66
	Hypothetical	$1,000.00	$1,016.31	1.72%	$8.62
Class Z	Actual	$1,000.00	$1,031.00	0.70%	$3.53
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52
Class R6	Actual	$1,000.00	$1,030.90	0.70%	$3.53
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2020, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Sr. Cmnty., Rfdg.	6.125%		07/01/41	475	$504,512
Sharp Healthcare, Series A, Rfdg.	5.000		08/01/43	2,000	2,259,080
Alameda Corridor Trans. Auth. Rev.,
Sub. Lien, Series B, Rfdg.	5.000		10/01/34	2,150	2,639,060
Sub. Lien, Series B, Rfdg.	5.000		10/01/37	1,700	2,074,272
Anaheim Calif. Pub. Fing. Auth. Rev., Series A, Rfdg.	5.000		05/01/39	1,000	1,162,410
Bay Area Toll Auth. Rev.,
Series F-1	5.000		04/01/56	1,000	1,239,630
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000		04/01/54	1,000	1,170,060
California Cnty. Tob. Secur. Agcy. Rev.,
Asset-Bkd.	5.450	(cc)	06/01/28	500	505,085
Tob. Conv. Bonds, LA Cnty. Series B (Converted to Fixed on 12/01/10)	5.250		06/01/21	925	926,443
Tob. Conv. Bonds, Series B, Rfdg. (Converted to Fixed on 12/01/08)	5.100		06/01/28	850	850,204
California Edl. Facs. Auth. Rev.,
Pepperdine Univ., Rfdg.	5.000		10/01/49	2,000	2,412,560
Stanford Univ., Series V-1	5.000		05/01/49	1,500	2,548,110
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000		11/15/33	1,000	1,227,020
City of Hope Oblig. Grp.	4.000		11/15/45	1,055	1,245,522
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000	(cc)	06/01/41	1,000	1,361,110
Kaiser Permanente, Sub., Series A-2, Rfdg.	4.000		11/01/44	3,045	3,510,550
Stanford Healthcare, Series A	5.000		08/15/54	1,000	1,171,230
Stanford Hosp., Series A-3, Rfdg. (Pre-refunded date 11/15/21)(ee)	5.500		11/15/40	500	539,990
Sutter Hlth., Series A, Rfdg.	5.000		08/15/43	1,500	1,767,315
Sutter Hlth., Series D, Rfdg.	5.250		08/15/31	1,000	1,065,060
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000		06/01/26	845	908,029
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000		05/15/37	250	314,338
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000		05/15/38	1,000	1,253,030
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000		05/15/51	1,000	1,227,500
Series A, 144A	5.500		06/01/48	250	286,663
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000		12/31/43	1,500	1,828,665
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000		12/31/47	3,500	4,249,840
UCR North Dist. Phase 1 Student Hsg. Proj.	5.000		05/15/52	1,000	1,250,110
United Airlines Inc. Proj., AMT	4.000		07/15/29	750	898,665
Var. Chevron USA, Rec. Zone, Series A, FRDD	1.100	(cc)	11/01/35	850	850,000
Var. Exxonmobil Proj., Rfdg., FRDD	1.130	(cc)	12/01/29	4,100	4,100,000

See Notes to Financial Statements.

PGIM California Muni Income Fund	9

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	1,250	$1,271,313
Green Bond-Calplant I Proj., AMT, 144A	7.000		07/01/22	250	249,048
Green Bond-Calplant I Proj., AMT, 144A	8.000		07/01/39	500	480,900
Var. Exxonmobil Proj., Rfdg., FRDD	1.130	(cc)	12/01/29	200	200,000
California Pub. Fin. Auth. Rev., Sharp Healthcare, Series A, Rfdg.	4.000		08/01/47	2,090	2,401,723
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000		07/01/45	1,000	1,159,320
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000		07/01/26	300	338,361
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000		08/01/40	2,085	2,380,215
Aspire Pub. Schs., Series A, Rfdg., 144A	5.000		08/01/46	1,000	1,130,860
Granada Hills Charter Oblig. Grp., 144A	5.000		07/01/54	1,000	1,160,970
Green Dot Pub. Sch. Proj., Series A, 144A	5.000		08/01/45	610	697,810
Kipp. LA. Proj., Series A, 144A	5.000		07/01/45	1,000	1,167,310
Kipp. LA. Proj., Series A, 144A	5.000		07/01/47	1,130	1,353,198
Kipp. Socal Pub. Schs., Series A, 144A	5.000		07/01/49	1,000	1,243,580
Summit Pub. Schs., 144A	5.000		06/01/47	1,000	1,170,260
California St.,
GO	5.000		03/01/45	2,000	2,375,120
GO	5.250		11/01/40	750	771,578
GO, Rfdg.	3.250		04/01/45	1,000	1,116,440
GO, Rfdg.	5.000		08/01/45	1,500	1,802,085
GO, Rfdg.	5.000		08/01/46	1,500	1,844,490
Unrefunded Balance, GO	5.500		04/01/30	5	5,018
Var. Purp., GO	4.000		04/01/49	2,000	2,392,280
Var. Purp., GO	5.250		04/01/35	1,250	1,363,925
Var. Purp., GO	5.500		03/01/40	2,000	2,006,980
Var. Purp., GO	6.000		03/01/33	2,750	2,761,797
Var. Purp., GO, Rfdg.	5.000		09/01/41	5,000	5,300,500
Var. Purp., GO, Rfdg.	5.000		10/01/41	1,250	1,329,150
Var. Purp., GO, Rfdg.	5.000		10/01/47	2,000	2,443,620
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Series D	5.000		12/01/31	1,000	1,073,350
California St. Univ. Rev., Series A, Systemwide, Rfdg.	5.000		11/01/37	1,250	1,337,713
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250		11/01/44	250	279,110
Cottage Hlth. Oblig. Grp., Rfdg. (Pre-refunded date 11/01/20)(ee)	5.000		11/01/40	1,000	1,027,870
Green Marin General Hosp. Proj., Series A	4.000		08/01/45	1,250	1,340,950
John Muir Hlth., Series A, Rfdg.	4.000		08/15/46	1,000	1,122,430
John Muir Hlth., Series A, Rfdg.	4.000		08/15/51	2,155	2,401,618
John Muir Hlth., Series A, Rfdg.	5.000		12/01/53	950	1,162,240

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250%		12/01/56	1,000	$1,152,370
Loma Linda Univ. Med. Ctr., Series A, 144A	5.500		12/01/58	500	603,870
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250		12/01/44	1,085	1,248,119
Methodist Hosp. of Southern CA Proj.	5.000		01/01/33	240	297,816
Methodist Hosp. of Southern CA Proj.	5.000		01/01/48	1,975	2,374,147
Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	3.607	(s)	09/01/22	745	681,101
Sutter Hlth., Series A (Pre-refunded date 08/15/20)(ee)	6.000		08/15/42	2,000	2,046,600
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas, Series D, Rmkt., Rfdg.	5.875		01/01/34	1,000	1,004,140
Chula Vista Muni. Fing. Auth., Spl.Tax, Rfdg.	5.000		09/01/21	500	530,740
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfdg.	5.000		05/15/36	1,250	1,354,225
Cnty. of San Diego Spl. Tax, Harmony Grove Village Impt., Series A	4.000		09/01/50	820	918,220
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000		09/01/34	500	564,590
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000		06/01/26	565	699,753
Series A-1, Rfdg.	5.000		06/01/27	740	941,058
Series A-1, Rfdg.	5.000		06/01/28	1,300	1,649,778
Series A-1, Rfdg.	5.000		06/01/29	1,650	2,086,243
Series A-1, Rfdg.	5.250		06/01/47	1,000	1,067,730
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000		09/01/44	500	570,185
Irvine Unif. Sch. Dist., Spl. Tax, Series A, Cmnty. Facs. Dist. No. 09-1	4.000		09/01/54	1,000	1,175,960
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000		09/01/42	1,250	1,445,238
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Series B, CABS, Rfdg., NATL	1.030	(s)	08/01/23	2,000	1,930,860
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub. Dist., Series B, Rfdg.	6.000		09/02/27	1,000	1,071,820
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000		11/15/35	2,560	3,585,638
Series A	5.500		11/15/30	1,375	1,890,377
Series A	5.500		11/15/32	440	624,624
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000		05/15/38	2,500	2,808,400
Series A, AMT	5.250		05/15/48	1,000	1,264,900
Series A, AMT, Rfdg.	5.000		05/15/43	1,000	1,276,930
Series A, Sub., AMT, Rfdg.	4.000		05/15/44	1,000	1,182,910
Series D, AMT	4.000		05/15/44	1,250	1,464,237

See Notes to Financial Statements.

PGIM California Muni Income Fund	11

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Series A	5.000%		11/15/44	1,250	$1,377,175
Los Angeles Dept. of Wtr. Rev., Green Bond, Sub., Wtr. Sys., Series A	4.000		06/01/42	1,500	1,759,575
Wtr. Sys., Series B	5.000		07/01/34	2,500	2,846,025
Metro. Wtr. Dist. of Southern Calif. Rev., Unrefunded Balance, Series A	5.750		07/01/21	1,085	1,111,235
M-S-R Energy Auth. Rev., Series A	6.500		11/01/39	1,000	1,669,560
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000		05/01/39	750	921,840
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250		08/15/45	2,150	2,494,795
No. 2017-1 Esencia Vlg., Series A	5.000		08/15/47	1,500	1,809,180
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000		08/15/29	1,000	1,139,930
Palomar Pomerado Healthcare Dist., COP (Pre-refunded date 11/01/20)(ee)	6.000		11/01/41	1,200	1,241,340
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Series A, Rfdg., AGM	5.000		09/01/29	1,750	2,173,045
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.293	(s)	08/01/26	1,375	1,265,715
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.125		05/01/30	1,000	1,047,140
Sr. Lien., Series P, Rfdg., AMT	5.000		05/01/33	1,750	1,904,157
Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000		09/01/35	1,000	1,140,460
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750		07/01/37	390	421,699
Sr. Lien, Series A	6.000		07/01/47	325	353,447
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.090	(s)	07/01/24	538	491,554
Series A-1, CABS	2.231	(s)	07/01/27	1,941	1,649,209
Series A-2	4.329		07/01/40	1,000	1,099,110
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, Rfdg., AGM	5.000		09/01/32	450	531,954
Redding Elec. Sys. Rev., RIBS,
NATL, ETM(ee)	9.915	(e)	07/01/22	745	841,172
NATL, ETM, Linked SAVRS(ee)	6.368		07/01/22	25	26,614
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg.	4.000		11/01/37	1,250	1,433,638
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250		11/01/45	1,000	1,216,450

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Series A	5.750%		06/01/44	500	$567,905
Roseville Spl. Tax,
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000		09/01/28	300	350,625
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000		09/01/37	500	573,205
Sacramento Area Flood Control Agy. Spl. Assessment, Series A, Rfdg.	5.000		10/01/41	1,000	1,240,030
Sacramento Cnty. Arpts. Sys. Rev., Series C, Rfdg., AMT	5.000		07/01/39	1,000	1,264,550
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Spl. Tax, Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000		09/01/40	1,085	1,315,053
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%	1.808	(c)	12/01/35	1,000	995,866
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	500	545,505
Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	556,475
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000		08/01/41	1,500	1,589,160
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Series B, Sub., AMT, Rfdg.	4.000		07/01/44	750	872,948
Sr. Series B, AMT	5.000		07/01/43	2,000	2,242,760
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000		10/15/44	1,000	1,206,800
San Diego Unif. Sch. Dist., Series L, GO	4.000		07/01/49	2,000	2,405,860
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.000		05/01/31	1,000	1,087,030
Second Series A, Rfdg., AMT	5.000		01/01/47	1,000	1,242,530
Second Series A, Rfdg., AMT	5.250		05/01/33	500	566,385
Second Series C, Unrefunded, AMT	5.000		05/01/25	1,555	1,628,567
Second Series F, Rfdg., AMT	5.000		05/01/28	1,000	1,047,300
Series A, Rfdg., AMT	4.000		05/01/49	1,000	1,162,150
Series A, Rfdg., AMT	5.000		05/01/49	1,500	1,891,170
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500		09/01/25	2,160	2,168,467
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625		09/01/36	315	357,698
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	1.487	(s)	08/01/29	1,250	1,087,125
Santa Monica Cmnty. College Dist. Election of 2002, Series A, GO, NATL	1.479	(s)	08/01/28	1,055	931,860

See Notes to Financial Statements.

PGIM California Muni Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Southern Calif. Pub. Pwr. Auth. Rev., Proj. 1, Series A	5.000%	11/01/33	685	$914,338
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/48	1,000	1,244,000
San Diego Co., Tob. Security, Rfdg.	5.000	06/01/48	500	612,170
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	836,178
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,178,660

TOTAL INVESTMENTS 98.8% (cost $185,444,856)				204,170,163
Other assets in excess of liabilities(z) 1.2%				2,494,302

NET ASSETS 100.0%				$206,664,465

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

Rfdg—Refunding

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at February 29, 2020.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon. Rate quoted represents effective yield at February 29, 2020.

See Notes to Financial Statements.

14

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 29, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
5	20 Year U.S. Treasury Bonds	Jun. 2020	$851,250	$(23,991)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$14,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
California	$—	$200,155,144	$—
Puerto Rico	—	4,015,019	—

Total	$—	$204,170,163	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(23,991)	$—	$—

See Notes to Financial Statements.

PGIM California Muni Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 29, 2020

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2020 were as follows:

Transportation	18.2%
Healthcare	15.7
General Obligation	15.4
Special Tax/Assessment District	12.4
Education	11.3
Tobacco Appropriated	5.1
Pre-pay Gas	4.2
Pre-Refunded	4.1
Corporate Backed IDB & PCR	4.0
Water & Sewer	3.6%
Lease Backed Certificate of Participation	3.0
Power	1.4
Solid Waste/Resource Recovery	0.4

98.8
Other assets in excess of liabilities	1.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 29, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$23,991	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

16

The effects of derivative instruments on the Statement of Operations for the six months ended February 29, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(23,140)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(23,991)

For the six months ended February 29, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$283,750

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM California Muni Income Fund	17

Statement of Assets and Liabilities (unaudited)

as of February 29, 2020

Assets
Unaffiliated investments (cost $185,444,856)	$204,170,163
Cash	22,150
Interest receivable	2,271,988
Receivable for investments sold	597,120
Receivable for Fund shares sold	165,296
Deposit with broker for centrally cleared/exchange-traded derivatives	14,000
Prepaid expenses	789

Total Assets	207,241,506

Liabilities
Payable for Fund shares reacquired	329,741
Management fee payable	79,052
Dividends payable	52,056
Distribution fee payable	41,796
Custodian and accounting fees payable	37,903
Accrued expenses and other liabilities	18,734
Due to broker—variation margin futures	13,906
Affiliated transfer agent fee payable	3,853

Total Liabilities	577,041

Net Assets	$206,664,465

Net assets were comprised of:
Shares of beneficial interest, at par	$187,093
Paid-in capital in excess of par	188,229,016
Total distributable earnings (loss)	18,248,356

Net assets, February 29, 2020	$206,664,465

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($126,906,887 ÷ 11,488,896 shares of beneficial interest issued and outstanding)	$11.05
Maximum sales charge (3.25% of offering price)	0.37

Maximum offering price to public	$11.42

Class B
Net asset value, offering price and redemption price per share,
($613,167 ÷ 55,504 shares of beneficial interest issued and outstanding)	$11.05

Class C
Net asset value, offering price and redemption price per share,
($21,249,917 ÷ 1,923,964 shares of beneficial interest issued and outstanding)	$11.04

Class Z
Net asset value, offering price and redemption price per share,
($52,939,755 ÷ 4,792,376 shares of beneficial interest issued and outstanding)	$11.05

Class R6
Net asset value, offering price and redemption price per share,
($4,954,739 ÷ 448,606 shares of beneficial interest issued and outstanding)	$11.04

See Notes to Financial Statements.

PGIM California Muni Income Fund	19

Statement of Operations (unaudited)

Six Months Ended February 29, 2020

Net Investment Income (Loss)
Income
Interest income	$3,729,337

Expenses
Management fee	497,625
Distribution fee(a)	261,159
Transfer agent’s fees and expenses (including affiliated expense of $ 9,831)(a)	50,087
Custodian and accounting fees	38,217
Registration fees(a)	31,608
Audit fee	19,691
Legal fees and expenses	16,018
Shareholders’ reports	14,035
Trustees’ fees	6,664
Miscellaneous	8,742

Total expenses	943,846
Less: Fee waiver and/or expense reimbursement(a)	(7,761)
Custodian fee credit	(721)

Net expenses	935,364

Net investment income (loss)	2,793,973

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	207,012
Futures transactions	(23,140)

183,872

Net change in unrealized appreciation (depreciation) on:
Investments	2,953,394
Futures	(23,991)

2,929,403

Net gain (loss) on investment transactions	3,113,275

Net Increase (Decrease) In Net Assets Resulting From Operations	$5,907,248

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	154,471	2,532	104,156	—	—
Transfer agent’s fees and expenses	27,077	1,100	5,258	16,614	38
Registration fees	6,509	3,493	6,894	8,053	6,659
Fee waiver and/or expense reimbursement	—	(2,999)	—	—	(4,762)

See Notes to Financial Statements.

20

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,793,973	$5,739,859
Net realized gain (loss) on investment transactions	183,872	(4,312)
Net change in unrealized appreciation (depreciation) on investments	2,929,403	7,042,192

Net increase (decrease) in net assets resulting from operations	5,907,248	12,777,739

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,772,445)	(3,644,660)
Class B	(12,015)	(63,626)
Class C	(213,705)	(611,302)
Class Z	(765,641)	(1,410,016)
Class R6	(57,984)	(51,223)

	(2,821,790)	(5,780,827)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	30,107,378	38,544,308
Net asset value of shares issued in reinvestment of dividends and distributions	2,542,074	5,199,779
Cost of shares reacquired	(24,399,404)	(60,916,992)

Net increase (decrease) in net assets from Fund share transactions	8,250,048	(17,172,905)

Total increase (decrease)	11,335,506	(10,175,993)

Net Assets:
Beginning of period	195,328,959	205,504,952

End of period	$206,664,465	$195,328,959

See Notes to Financial Statements.

PGIM California Muni Income Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 6 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust consists of one fund: PGIM California Muni Income Fund (the “Fund”).

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

22

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be

PGIM California Muni Income Fund	23

Notes to Financial Statements (unaudited) (continued)

sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Floating Rate Notes Issued in Conjunction with Securities Held: The Fund invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies

24

inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM California Muni Income Fund	25

Notes to Financial Statements (unaudited) (continued)

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to and including $1 billion and 0.45% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the reporting period ended February 29, 2020.

The Manager has contractually agreed, through December 31, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.42% of average daily net assets for Class B shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or

26

reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

For the reporting period ended February 29, 2020, PIMS received $53,249 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 29, 2020, PIMS received $134 and $50 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

PGIM California Muni Income Fund	27

Notes to Financial Statements (unaudited) (continued)

For the reporting period ended February 29, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$150,019	$1,550,166	$—

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 29, 2020, were $49,070,048 and $42,981,705, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2020 were as follows:

Tax Basis	$185,498,811

Gross Unrealized Appreciation	18,711,065
Gross Unrealized Depreciation	(63,704)

Net Unrealized Appreciation	$18,647,361

The book basis may differ from tax basis due to certain tax-related adjustments.

As of August 31, 2019, the Fund has a capital loss carryforward of approximately $1,220,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more (prior to July 15, 2019, $500,000 or more on or after July 15, 2019) of Class A shares

28

and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund is permitted to issue an unlimited number of full and fractional shares in separate series, currently designated as the PGIM California Muni Income Fund. The Trust has authorized an unlimited number of shares of beneficial interest at $0.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of February 29, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	457	—	%*
Class R6	1,022	—	%*

*	Amount represents less than 1% of outstanding shares.

At reporting period end, the number of shareholding holding greater that 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	72%

PGIM California Muni Income Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2020:
Shares sold	1,051,093	$11,344,329
Shares issued in reinvestment of dividends and distributions	144,316	1,563,178
Shares reacquired	(1,126,951)	(12,178,531)

Net increase (decrease) in shares outstanding before conversion	68,458	728,976
Shares issued upon conversion from other share class(es)	166,222	1,790,853
Shares reacquired upon conversion into other share class(es)	(136,612)	(1,484,178)

Net increase (decrease) in shares outstanding	98,068	$1,035,651

Year ended August 31, 2019:
Shares sold	1,472,507	$15,499,040
Shares issued in reinvestment of dividends and distributions	306,121	3,216,033
Shares reacquired	(1,820,292)	(18,965,632)

Net increase (decrease) in shares outstanding before conversion	(41,664)	(250,559)
Shares issued upon conversion from other share class(es)	629,101	6,615,315
Shares reacquired upon conversion into other share class(es)	(57,194)	(602,953)

Net increase (decrease) in shares outstanding	530,243	$5,761,803

Class B
Six months ended February 29, 2020:
Shares issued in reinvestment of dividends and distributions	1,041	$11,257
Shares reacquired	(7,850)	(84,593)

Net increase (decrease) in shares outstanding before conversion	(6,809)	(73,336)
Shares reacquired upon conversion into other share class(es)	(79,475)	(857,485)

Net increase (decrease) in shares outstanding	(86,284)	$(930,821)

Year ended August 31, 2019:
Shares sold	64	$656
Shares issued in reinvestment of dividends and distributions	5,285	55,326
Shares reacquired	(20,937)	(218,855)

Net increase (decrease) in shares outstanding before conversion	(15,588)	(162,873)
Shares reacquired upon conversion into other share class(es)	(133,618)	(1,408,237)

Net increase (decrease) in shares outstanding	(149,206)	$(1,571,110)

30

Class C	Shares	Amount
Six months ended February 29, 2020:
Shares sold	132,854	$1,435,458
Shares issued in reinvestment of dividends and distributions	17,265	186,984
Shares reacquired	(145,682)	(1,575,806)

Net increase (decrease) in shares outstanding before conversion	4,437	46,636
Shares reacquired upon conversion into other share class(es)	(85,027)	(915,521)

Net increase (decrease) in shares outstanding	(80,590)	$(868,885)

Year ended August 31, 2019:
Shares sold	239,758	$2,539,817
Shares issued in reinvestment of dividends and distributions	51,118	535,532
Shares reacquired	(626,530)	(6,538,755)

Net increase (decrease) in shares outstanding before conversion	(335,654)	(3,463,406)
Shares reacquired upon conversion into other share class(es)	(499,555)	(5,245,169)

Net increase (decrease) in shares outstanding	(835,209)	$(8,708,575)

Class Z
Six months ended February 29, 2020:
Shares sold	1,406,650	$15,215,099
Shares issued in reinvestment of dividends and distributions	66,784	723,583
Shares reacquired	(938,548)	(10,122,556)

Net increase (decrease) in shares outstanding before conversion	534,886	5,816,126
Shares issued upon conversion from other share class(es)	133,313	1,448,206
Shares reacquired upon conversion into other share class(es)	(5,647)	(60,706)

Net increase (decrease) in shares outstanding	662,552	$7,203,626

Year ended August 31, 2019:
Shares sold	1,707,363	$17,943,923
Shares issued in reinvestment of dividends and distributions	127,729	1,341,273
Shares reacquired	(3,382,101)	(35,058,222)

Net increase (decrease) in shares outstanding before conversion	(1,547,009)	(15,773,026)
Shares issued upon conversion from other share class(es)	97,818	1,024,350
Shares reacquired upon conversion into other share class(es)	(38,527)	(404,490)

Net increase (decrease) in shares outstanding	(1,487,718)	$(15,153,166)

Class R6
Six months ended February 29, 2020:
Shares sold	195,183	$2,112,492
Shares issued in reinvestment of dividends and distributions	5,263	57,072
Shares reacquired	(40,523)	(437,918)

Net increase (decrease) in shares outstanding before conversion	159,923	1,731,646
Shares issued upon conversion from other share class(es)	7,252	78,831

Net increase (decrease) in shares outstanding	167,175	$1,810,477

Period ended August 31, 2019:
Shares sold	243,508	$2,560,872
Shares issued in reinvestment of dividends and distributions	4,868	51,615
Shares reacquired	(12,948)	(135,528)

Net increase (decrease) in shares outstanding before conversion	235,428	2,476,959
Shares issued upon conversion from other share class(es)	1,991	21,184

Net increase (decrease) in shares outstanding	237,419	$2,498,143

PGIM California Muni Income Fund	31

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 – 10/1/2020	10/4/2018 – 10/2/2019
Total Commitment	$ 1,222,500,000*	$ 900,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 29, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

32

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality. By way of illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in California obligations.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no

PGIM California Muni Income Fund	33

Notes to Financial Statements (unaudited) (continued)

willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

34

10. Subsequent Event

Subsequent to February 29, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which have adversely impacted the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM California Muni Income Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.88		$10.46	$10.73	$11.13	$10.74	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.34	0.35	0.36	0.39	0.42
Net realized and unrealized gain (loss) on investment transactions	0.17		0.42	(0.26)	(0.40)	0.38	(0.14)
Total from investment operations	0.32		0.76	0.09	(0.04)	0.77	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.34)	(0.36)	(0.36)	(0.38)	(0.43)
Net asset value, end of period	$11.05		$10.88	$10.46	$10.73	$11.13	$10.74
Total Return(b):	2.99%		7.42%	0.88%	(0.29)%	7.32%	2.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,907		$123,965	$113,565	$118,662	$134,563	$129,942
Average net assets (000)	$124,256		$112,768	$116,599	$121,336	$130,998	$140,055
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)	0.93%	0.90%	0.93%	0.92%	0.94%
Expenses before waivers and/or expense reimbursement	0.91%	(e)	0.93%	0.90%	0.93%	0.92%	0.97%
Net investment income (loss)	2.84%	(e)	3.21%	3.32%	3.40%	3.56%	3.80%
Portfolio turnover rate(f)(g)	22%		61%	37%	44%	22%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.88		$10.46	$10.73	$11.13	$10.74	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.29	0.30	0.34	0.36	0.40
Net realized and unrealized gain (loss) on investment transactions	0.16		0.42	(0.26)	(0.41)	0.39	(0.15)
Total from investment operations	0.29		0.71	0.04	(0.07)	0.75	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.31)	(0.33)	(0.36)	(0.40)
Net asset value, end of period	$11.05		$10.88	$10.46	$10.73	$11.13	$10.74
Total Return(b):	2.73%		6.89%	0.35%	(0.53)%	7.07%	2.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$613		$1,543	$3,043	$4,062	$4,835	$5,217
Average net assets (000)	$1,018		$2,297	$3,451	$4,264	$5,015	$6,041
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.42%	(d)	1.42%	1.42%	1.18%	1.17%	1.19%
Expenses before waivers and/or expense reimbursement	2.01%	(d)	1.66%	1.61%	1.18%	1.17%	1.19%
Net investment income (loss)	2.35%	(d)	2.74%	2.80%	3.15%	3.32%	3.55%
Portfolio turnover rate(e)(f)	22%		61%	37%	44%	22%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.88		$10.46	$10.73	$11.14	$10.74	$10.89
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.25	0.27	0.28	0.31	0.33
Net realized and unrealized gain (loss) on investment transactions	0.16		0.43	(0.26)	(0.41)	0.39	(0.13)
Total from investment operations	0.27		0.68	0.01	(0.13)	0.70	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.26)	(0.28)	(0.28)	(0.30)	(0.35)
Net asset value, end of period	$11.04		$10.88	$10.46	$10.73	$11.14	$10.74
Total Return(b):	2.58%		6.57%	0.08%	(1.11)%	6.63%	1.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,250		$21,812	$29,692	$32,950	$41,694	$28,973
Average net assets (000)	$20,946		$24,847	$31,344	$35,933	$35,029	$26,988
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.72%	(d)	1.72%	1.69%	1.68%	1.67%	1.69%
Expenses before waivers and/or expense reimbursement	1.72%	(d)	1.72%	1.69%	1.68%	1.67%	1.69%
Net investment income (loss)	2.03%	(d)	2.43%	2.53%	2.64%	2.80%	3.05%
Portfolio turnover rate(e)(f)	22%		61%	37%	44%	22%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended February 29,		Year Ended August 31,
	2020(a)		2019(a)	2018(a)	2017(a)	2016(a)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.88		$10.46	$10.73	$11.14	$10.75	$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.36	0.37	0.39	0.42	0.44
Net realized and unrealized gain (loss) on investment transactions	0.17		0.42	(0.26)	(0.41)	0.38	(0.14)
Total from investment operations	0.33		0.78	0.11	(0.02)	0.80	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.36)	(0.38)	(0.39)	(0.41)	(0.45)
Net asset value, end of period	$11.05		$10.88	$10.46	$10.73	$11.14	$10.75
Total Return(b):	3.10%		7.62%	1.10%	(0.10)%	7.60%	2.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,940		$44,946	$58,745	$51,347	$63,055	$51,290
Average net assets (000)	$50,096		$41,235	$55,647	$48,061	$56,172	$46,389
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70%	(d)	0.73%	0.69%	0.68%	0.67%	0.69%
Expenses before waivers and/or expense reimbursement	0.70%	(d)	0.73%	0.69%	0.68%	0.67%	0.69%
Net investment income (loss)	3.04%	(d)	3.40%	3.54%	3.64%	3.81%	4.05%
Portfolio turnover rate(e)(f)	22%		61%	37%	44%	22%	13%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 29, 2020		Year Ended August 31, 2019	October 26, 2017(a) through August 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.88		$10.46	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.36	0.31
Net realized and unrealized gain (loss) on investment transactions	0.16		0.43	(0.13)
Total from investment operations	0.32		0.79	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.37)	(0.36)
Net asset value, end of period	$11.04		$10.88	$10.46
Total Return(c):	3.09%		7.70%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,955		$3,063	$460
Average net assets (000)	$3,827		$1,526	$120
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.70%	(d)	0.70%	0.69%	(d)
Expenses before waivers and/or expense reimbursement	0.95%	(d)	1.16%	28.64%	(d)
Net investment income (loss)	3.01%	(d)	3.36%	3.59%	(d)
Portfolio turnover rate(e)(f)	22%		61%	37%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

40

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	B	C	Z	R6
NASDAQ	PBCAX	PCAIX	PCICX	PCIZX	PCIQX
CUSIP	74440X100	74440X209	74440X308	74440X407	74440X605

MF146E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2020